Accrued Expenses (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued payroll		$ 62,180	$ 53,860
Deferred rent		21,941	36,172
Accrued vacation		32,692	26,307
Accrued warranty reserve		5,000	5,000
Other accruals		977	4,218
Accrued Liabilities, Current	$ 141,132	$ 122,790	$ 125,557